LEASES - Future Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Less: Current Portion of Lease Liability	$ (1,116)	$ (1,565)
Operating Lease Liabilities, Net of Current Portion	2,868	6,860
Finance Leases
Less: Current Portion of Lease Liability	(836)	(889)
Finance Lease Liabilities, Net of Current Portion	1,086	$ 1,688
Total
2026	2,551
2027	2,082
2028	962
2029	667
2030	641
Thereafter	512
Total Future Minimum Lease Payments	7,415
Less: Imputed Interest	(1,509)
Present Value of Lease Liability	5,906
Less: Current Portion of Lease Liability	(1,952)
Present Value of Lease Liability, Net of Current Portion	3,954
Third Parties
Operating Leases
2026	1,447
2027	1,164
2028	537
2029	542
2030	548
Thereafter	511
Total Future Minimum Lease Payments	4,749
Less: Imputed Interest	(1,096)
Present Value of Lease Liability	3,653
Less: Current Portion of Lease Liability	(1,068)
Operating Lease Liabilities, Net of Current Portion	2,585
Finance Leases
2026	1,011
2027	825
2028	332
2029	32
2030	0
Thereafter	0
Total Future Minimum Lease Payments	2,200
Less: Imputed Interest	(278)
Present Value of Lease Liability	1,922
Less: Current Portion of Lease Liability	(836)
Finance Lease Liabilities, Net of Current Portion	1,086
Related Parties
Operating Leases
2026	93
2027	93
2028	93
2029	93
2030	93
Thereafter	1
Total Future Minimum Lease Payments	466
Less: Imputed Interest	(135)
Present Value of Lease Liability	331
Less: Current Portion of Lease Liability	(48)
Operating Lease Liabilities, Net of Current Portion	$ 283